REVENUES - Contract liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
REVENUES
Contract liabilities - related parties	$ 4,354	$ 228
Contract liabilities, non-current	7,578	7,458
Contract liabilities	38,530	26,145
Third parties
REVENUES
Contract liabilities, current	26,598	18,459
Contract liabilities, non-current	7,578	7,458
Related parties
REVENUES
Contract liabilities - related parties	4,354	228
Contract liabilities	$ 4,354	$ 228